PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,590	$ 2,976	$ 4,723	$ 20,804